Consolidated Statements of Cash Flows, Direct Method - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Types of collection from operating activities
Collections from the sale of goods and services	$ 5,509,393,246	$ 3,686,363,387	$ 2,961,814,449
Collections from premiums and services, annual payments, and other obligations from policies held	554,616	14,095,650	6,846,414
Collections from leasing and subsequent sale of such assets	14,082,550	13,674,456	102,436,230
Other collections from operating activities	43,343,670	142,770	16,403,356
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(4,469,547,402)	(2,917,132,449)	(1,935,080,572)
Payments to and on behalf of employees	(147,549,249)	(134,092,365)	(140,378,194)
Payments of premiums and services, annual payments, and other obligations from policies held	(26,594,156)	(23,852,317)	(25,114,326)
Payments to manufacture or acquire assets held to lease to others and subsequently held for sale		(1,026,749)	(56,489,776)
Other payments for operating activities	(108,055,801)	(108,405,395)	(170,290,593)
Income taxes paid	(59,828,183)	(112,104,283)	(1,342,494)
Other cash outflows, net	(11,020,478)	(4,769,890)	(2,938,296)
Net cash flows from operating activities	744,778,813	412,892,815	755,866,198
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses, net	1,234,493,876
Other cash payments to acquire equity or debt instruments of other entities	(4,664,044)	(69,575)	(2,769,624)
Other collections from the sale of shares in joint ventures		11,786,767
Other cash payments to acquire shares in joint ventures	(29,940,350)
Loans to related companies	(43,013)	(1,402,847)
Proceeds from the sale of property, plant and equipment	1,482,597	18,197,075
Purchases of property, plant and equipment	(915,692,779)	(748,013,237)	(514,807,265)
Proceeds from the sale of intangible assets		2,489,340
Purchases of intangible assets	(21,868,532)	(38,059,298)	(39,506,950)
Collections from reimbursement of advances and loans granted to others	172,369,859
Payments for future, forward, option and swap contracts	(26,695,926)	(4,791,872)	(3,260,921)
Collections from future, forward, option and swap contracts	25,298,133	11,607,175	22,229
Collections from related entities		1,381,763
Dividends received	484,369	7,023,030
Interest received	20,152,225	3,296,869	5,671,141
Other cash inflows (outflows)	194,964
Net cash flows from (used in) investing activities	455,571,379	(736,554,810)	(554,651,390)
Cash flows from (used in) financing activities
Payments for other equity interests			(519,943)
Total proceeds from loans	712,746,614	77,273,500
Proceeds from long-term loans	263,892,100	77,273,500
Proceeds from short-term loans	448,854,514
Loans from related companies	602,033,501	633,799,000	484,520,001
Payments of loans	(510,046,267)	(33,736,628)	(150,878,247)
Payments on borrowings and lease liabilities	(6,613,399)	(6,060,566)	(4,940,582)
Payments of loans to related entities	(1,187,697,500)
Dividends paid	(39,609,648)	(231,068,611)	(312,714,789)
Interest paid	(186,961,822)	(142,891,300)	(139,251,404)
Other outflows of cash, net	(12,507,838)	(4,083,886)	(3,884,370)
Net cash flows (used in) from financing activities	(628,656,359)	293,231,509	(127,669,334)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate movements	571,693,833	(30,430,486)	73,545,474
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	(6,455,274)	8,369,613	22,806,039
Net increase (decrease) in cash and cash equivalents	565,238,559	(22,060,873)	96,351,513
Cash and cash equivalents at beginning of year	309,975,140	332,036,013	235,684,500
Cash and cash equivalents at end of year	$ 875,213,699	$ 309,975,140	$ 332,036,013